Business Combination Under Common Control - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 08, 2021	Mar. 05, 2021	Mar. 04, 2021	Jan. 17, 2021	Dec. 18, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 13, 2021	Apr. 30, 2019
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest								50.00%
Increase in share capital amount					$ 6,036,421	$ 6,036,421	$ 6,036,421	$ 6,036,421			$ 3,000,000
Number of shares issued					31,195,387,525	107,281,698,561	107,281,698,561	107,281,698,561			18,729,788,686
Par value per share					$ 0						$ 0
Number of shares issued for exchange due to merger					$ 0.41
Proportion of ownership interest in subsidiary		82.30%	75.18%			100.00%
Increase in other miscellaneous reserves post merger		$ 1,259,422
Revenue							$ 832,030
Pre-tax gain							$ 109,226
Consolidated revenue as though the acquisition date for business combinations had been as of the beginning of annual reporting period								$ 1,013,717
Profit before income tax as though the acquisition date for business combinations had been as of the beginning of annual reporting period								96,153
Number of shares exercised withdrawal rights				1,809,031
Percent of shareholders exercised their withdrawal rights				0.002%
Amount paid for shares for which right of withdraw exercised	$ 272							$ 272
Maximum percentage of dissenting holders exercise						10.00%	10.00%	10.00%
Maximun share capital percentage		10.00%
Loss on investments accounted using equity method								$ 1,181	$ 3,133
Shares
Disclosure Of Business Combinations [Line Items]
Number of shares issued										6,903,312,254
Shares represented by ADS shares
Disclosure Of Business Combinations [Line Items]
Number of shares issued										705,246,850
ADS shares
Disclosure Of Business Combinations [Line Items]
Number of shares issued										14,104,937
Enel S.p.A. [Member]
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary		75.18%
Enel S.p.A. [Member] | Top of Range [Member]
Disclosure Of Business Combinations [Line Items]
Number of shares issued		7,608,631,104
Merger Agreement With EGP Americas [Member]
Disclosure Of Business Combinations [Line Items]
Maximum percentage of voting shares held by shareholder and related persons		65.00%
Enel Brasil S A
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary						100.00%